INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of change in intangible assets and goodwill by class

	R$ thousands
	Goodwill	Intangible Assets
		Acquisition of financial service rights (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2023	6,596,649	5,811,168	8,463,216	1,115,481	120,632	22,107,146
Additions / (reductions)	133,993	1,556,377	3,649,518	114,230	334,371	5,788,489
Impairment	-	(498)	(35,478)	-	-	(35,976)
Amortization (2)	-	(1,831,669)	(1,789,426)	(253,491)	(235,865)	(4,110,451)
Balance on December 31, 2024	6,730,642	5,535,378	10,287,830	976,220	219,138	23,749,208
Additions / (reductions)	(125,639)	1,999,869	4,946,676	63,025	52,624	6,936,555
Impairment	-	(22,470)	(1,772)	-	-	(24,242)
Amortization (2)	-	(1,853,479)	(2,791,502)	(180,253)	(96,628)	(4,921,862)
Balance on December 31, 2025	6,605,003	5,659,298	12,441,232	858,992	175,134	25,739,659
(1)	Rate of amortization: acquisition of rights to provide financial services, customer portfolio and others in accordance with contract agreement and software – up to 10%; and
(2)	The difference of R$304,070 thousand (2024 - R$304,431 thousand) in relation to the amount presented in note 35 refers to expenses attributable to insurance contracts which are presented in the Statement of income in the caption "Insurance and pension income".

Schedule of composition of goodwill by segment

	R$ thousands
	On December 31, 2025	On December 31, 2024
Banking	6,101,977	6,230,002
Insurance	503,026	500,640
Total	6,605,003	6,730,642

The Cash Generation Units (CGUs) containing goodwill in the banking segment and the insurance segment are tested annually for impairment. We did not incur any goodwill impairment losses in the years ended December 31, 2025 and 2024.